Earnings Per Share	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share
The following table reflects the income and share data used in the basic and diluted EPS computations for the periods presented below:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
Net income for the period- attributable to ordinary equity holders of the parent (in USD k)	$24,748	$53,081	$43,702	$79,835
Weighted average number of ordinary shares (in thousands of shares)	59,984	59,590	59,752	59,456
Basic EPS	$0.41	$0.89	$0.73	$1.34
Dilutive effect of share based payments (in thousands of shares)	1,141	1,153	1,367	1,410
Weighted average number of diluted ordinary shares (in thousands of shares)	61,125	60,743	61,119	60,866
Diluted EPS	$0.40	$0.87	$0.72	$1.31

The dilutive effect of the share-based payment transaction is the weighted number of shares considering the grant date and forfeitures during the respective fiscal years. The effect is determined by using the treasury stock method.